Income taxes - Summary of Company's Net Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Ireland
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 726
United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,981	$ 3,640	$ 1,667
U.S. Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	33,613	11,817	4,770
U.S. State and Local [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 67,291	$ 21,520	$ 9,540